Note 12 - Stock-Based Compensation (Details) - Unvested Share Awards (USD $)	12 Months Ended
Dec. 31, 2012
Unvested Share Awards [Abstract]
Unvested—Beginning of Year	25,000
Unvested—Beginning of Year	$ 1.87
Granted	74,230
Granted	$ 2.02
Vested	(99,230)
Vested	$ 1.98